June 6, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Services

RE:		The Gabelli Equity Trust (the "Company")
		File No. 811-4700/CIK No. 0000794685


Dear Sir/Madam:

Pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, enclosed for filing on behalf of the above-referenced
Fund please find one (1) copy of its First Quarter Report for the period ended March 31, 1997.

Please send an electronic transmittal via Compuserve Mailbox
74313, 402 as evidence of receipt of this filing. Should you have any questions in regard to the foregoing, please do not hesitate to contact me at (617) 573-1550.

Very truly yours,

AMY S. BATTIS

Amy S. Battis
Legal Product Manager


Enclosures

cc:	B Alpert, Gabelli Funds, Inc.
	M. Diagonale, Gabelli Funds, Inc.
	D. Schloendorn, Esq.
	J. Tedesco, Esq.
	C. Dinneen, Esq.